Related party transactions - Summary of Other Transactions between Related Parties (Detail) - Energy solution services [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Disclosure of other transaction between related parties [line item]
Related party transactions	¥ 75,150
Shenzhen Yuanwanghechu Technology Co Ltd [Member]
Disclosure of other transaction between related parties [line item]
Related party transactions	74,460
Huzhou Zhidianlaile New Energy Technology Co Ltd [member]
Disclosure of other transaction between related parties [line item]
Related party transactions	¥ 690